Advance for sportsbook software	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Advance for sportsbook software

11	Advance for sportsbook software
The Group entered into definitive agreements on May 8, 2024 to assume full control of the sportsbook software technology owned by Fusion. The completion of the agreement is contingent upon receiving customary regulatory approvals. Should these approvals not be secured by December 31, 2025, the transaction will automatically be cancelled and cease to have effect, unless an extension is agreed upon by the parties. At June 30, 2025, the amount is shown as a non-current asset on the face of the Statement of Financial Position due to the underlying agreement with a third party being long term in nature at that point.
The Group has agreed to acquire the sportsbook software for a total consideration of €142.4 million ($167.0 million), with additional amounts payable if certain earnout conditions are achieved. The upfront consideration ("Tranche One") includes €102.4 million ($120.1 million), which will be settled through the cancellation of the pre-existing loan receivable. An additional €20.0 million ($23.5 million) ("Tranche Two") is payable within 60 calendar days of the conditions being satisfied (the "Completion Date"). On the first anniversary of the Completion Date, the Group will pay an additional €20.0 million ($23.5 million) ("Tranche Three"), with the option of this amount being paid in cash or settled through the issue of ordinary shares of the Group.
Additional contingent payments of up to €210.0 million ($246.3 million) may be made through an earn-out mechanism if the Group’s sportsbook revenue more than doubles during the earn-out period, which runs through December 31, 2036. The earnout payments are calculated as a percentage of monthly sportsbook net gaming revenue, ranging from 0% to 8%.
During the six months ended June 30, 2025, the Group made an advancement on Tranche Two amounting to €4.8 million ($5.5 million), resulting in a total balance paid relating to Tranche One and Tranche Two at June 30, 2025 of €117.6 million ($137.9 million).
The Tranche One payment remains a receivable (financial asset) that is expected to be received more than 12 months after the end of the reporting period, and has therefore been classified as non-current in the unaudited condensed consolidated interim statement of financial position.
As the Group expects that the Tranche Two payments will either be refundable or applied to partial settlement of the acquisition cost of the software within the next 12 months, advancements made during the period, totaling €15.1 million ($17.7 million), have been reclassified as current prepayments as at June 30, 2025.